FINANCIAL INSTRUMENTS (Details 17) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 8,004,446	$ 6,649,011
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,594,291	1,116,083
Term Loan Credit [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	272,664	0
RCF Credit [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	225,040	0
Syndicate Loan Banco Estado [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	212,619	242,483
Syndicate ECA Banco BNP Paribas [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 414,428	$ 455,325